UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                                 SEC FILE NUMBER

                                                                          1-7614
                                                                 ---------------



(Check One): [ ] Form 10-K and Form 10-KSB      [  ] Form 11-K   [  ] Form 20-F
             [X] Form 10-Q and Form 10-QSB      [  ] Form N-SAR  [  ] Form N-CSR

     For Period Ended:    June 30, 2003
                          -------------

     [   ]    Transition Report on Form 10-K
     [   ]    Transition Report on Form 11-K
     [   ]    Transition Report on Form 20-F
     [   ]    Transition Report on Form 10-Q
     [   ]    Transition Report on Form N-SAR
     For the Transition Period Ended:
                                     ----------------------------

  Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

    -----------------------------------------------------------------------

                         PART I - REGISTRANT INFORMATION

                             GENEVA FINANCIAL CORP.
                             ----------------------
                             Full Name of Registrant

                            -------------------------
                            Former Name if Applicable


                       100 North Centre Avenue, Suite 300
                       ----------------------------------
            Address of Principal Executive Office (Street and Number)

                        Rockville Centre, New York 11570
                        --------------------------------
                            City, State and Zip Code

                        PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[ X ] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;


[ X ] (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or Form N-CSR or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[   ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c)
          has been attached if applicable.

                              PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Company was unable to file its Quarterly Report on Form 10-QSB for the period ended June 30, 2003 within the prescribed time period due to issues relating to the power outage affecting the Northeast. The Company expects to file such report as soon as reasonably practicable.

                           PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

           Keith Haffner                 (516)             255-1700
          ------------------------------------------------------------
            (Name)                  (Area Code)    (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

          If  so,  attach  an  explanation  of  the  anticipated   change,  both
          narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Explanation of Anticipated Change
---------------------------------

     It is anticipated that the Company will report revenues of $3,279,119 for the three month period ended June 30, 2003 as compared to $2,209,465 for the three month period ended June 30, 2002, and revenues of $6,293,559 for the six month period ended June 30, 2003 as compared to $3,706,608 for the six month period ended June 30, 2002.

     The Company anticipates reporting net income of $489,590 for the three month period ended June 30, 2003 as compared to $359,112 for the three month period ended June 30, 2002, and net income of $946,659 for the six month period ended June 30, 2003 as compared to a net loss of $128,245 for the six month period ended June 30, 2002.

     The foregoing figures are an estimate and are subject to change prior to finalization of the Company's Form 10-QSB for the fiscal quarter ended June 30, 2003.

                             GENEVA FINANCIAL CORP.
           ---------------------------------------------------------

                  (Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date August 14, 2003                   By: /s/ Keith Haffner
                                          --------------------------------------
                                          Keith Haffner
                                          Chief Executive Officer, President and
                                          Chief Financial Officer


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001)